Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 887,734	R$ 850,683
Currents Not Later Than One Month [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	722,923	607,968
Currents Later Than One Month And Not Later Than Two Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	48,923	82,132
Currents Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	16,681	55,265
Currents Later Than Three Months And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	381	33,491
Currents Later Than Six Months And Not Later Than One Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	23,590	1,096
Currents Later Than One Year [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	7	379
Currents [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	812,505	780,331
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	46,856	31,302
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	9,321	5,722
Later Than Two Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,383	2,172
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	9,845	7,566
Later Than Six Months And Not Later Than One Year Membe [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,598	8,911
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,226	14,679
Overdue [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 75,229	R$ 70,352